Summarized Financial Information for Terminated Cross-Currency Swap (Detail) - Cross-currency swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Currency Fair Value Hedge Derivative [Line Items]
Non-cash gain/(loss) from change in fair value recorded in other, net			$ 358
Gain/(loss) reclassified from comprehensive income (loss) to other, net	$ (500)	$ (900)	(1,205)
Net cash settlement			$ (3,023)